Property, plant & equipment - Summary of Premises and Equipment (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 99,381	$ 78,730
Ending balance	109,130	99,381	$ 78,730
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,441	5,219
Ending balance	6,326	6,441	5,219
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,957	14,270
Ending balance	19,034	15,957	14,270
Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,620	23,522
Ending balance	37,904	29,620	23,522
Refrigeration Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,139	10,547
Ending balance	12,973	12,139	10,547
Returnable Bottles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,518	9,155
Ending balance	9,750	10,518	9,155
Investments in Fixed Assets in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,412	14,809
Ending balance	21,691	23,412	14,809
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	215	223
Ending balance	232	215	223
Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,079	985
Ending balance	1,220	1,079	985
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	171,634	137,802	127,827
Additions	24,817	27,447	20,112
Transfer of completed projects in progress	157	0	0
Disposals	(5,302)	(3,381)	(2,643)
Effects of changes in foreign exchange rates	(8,059)	3,043	(11,341)
Changes in value on the recognition of inflation effects	2,555	6,723	3,847
Ending balance	185,802	171,634	137,802
Cost | Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,441	5,219	5,452
Additions	0	492	1
Transfer of completed projects in progress	116	360	72
Disposals	(61)	(8)	(8)
Effects of changes in foreign exchange rates	(285)	100	(475)
Changes in value on the recognition of inflation effects	115	278	177
Ending balance	6,326	6,441	5,219
Cost | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,189	20,420	20,247
Additions	209	644	27
Transfer of completed projects in progress	3,882	995	1,506
Disposals	(63)	(82)	(44)
Effects of changes in foreign exchange rates	(987)	234	(1,908)
Changes in value on the recognition of inflation effects	401	978	592
Ending balance	26,631	23,189	20,420
Cost | Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,031	46,242	44,580
Additions	742	646	211
Transfer of completed projects in progress	12,553	7,753	5,415
Disposals	(1,578)	(1,591)	(1,071)
Effects of changes in foreign exchange rates	(2,935)	840	(4,788)
Changes in value on the recognition of inflation effects	1,241	3,141	1,895
Ending balance	67,054	57,031	46,242
Cost | Refrigeration Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,415	22,924	21,866
Additions	2,780	1,670	855
Transfer of completed projects in progress	899	1,565	2,346
Disposals	(1,825)	(1,042)	(1,245)
Effects of changes in foreign exchange rates	(924)	485	(1,298)
Changes in value on the recognition of inflation effects	302	813	400
Ending balance	27,647	26,415	22,924
Cost | Returnable Bottles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,907	26,091	22,969
Additions	1,934	2,619	2,782
Transfer of completed projects in progress	1,921	2,215	2,110
Disposals	(1,706)	(455)	(270)
Effects of changes in foreign exchange rates	(1,753)	1,112	(2,155)
Changes in value on the recognition of inflation effects	501	1,325	655
Ending balance	33,804	32,907	26,091
Cost | Investments in Fixed Assets in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,412	14,809	10,403
Additions	18,688	21,023	15,939
Transfer of completed projects in progress	(19,253)	(12,897)	(11,109)
Disposals	(21)	0	(2)
Effects of changes in foreign exchange rates	(1,130)	289	(550)
Changes in value on the recognition of inflation effects	(5)	188	128
Ending balance	21,691	23,412	14,809
Cost | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	511	515	897
Additions	15	7	0
Transfer of completed projects in progress	37	7	(331)
Disposals	(6)	(17)	0
Effects of changes in foreign exchange rates	(6)	(1)	(51)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	551	511	515
Cost | Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,728	1,582	1,413
Additions	449	346	297
Transfer of completed projects in progress	2	2	(9)
Disposals	(42)	(186)	(3)
Effects of changes in foreign exchange rates	(39)	(16)	(116)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	2,098	1,728	1,582
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(72,253)	(59,072)	(56,622)
Depreciation for the year	(11,794)	(10,221)	(8,919)
Disposals	4,579	2,804	2,373
Effects of changes in foreign exchange rates	4,405	(1,611)	6,534
Changes in value on the recognition of inflation effects	(1,609)	(4,153)	(2,438)
Ending balance	(76,672)	(72,253)	(59,072)
Accumulated Depreciation | Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Effects of changes in foreign exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,232)	(6,150)	(6,043)
Depreciation for the year	(650)	(584)	(555)
Disposals	31	67	26
Effects of changes in foreign exchange rates	407	(183)	640
Changes in value on the recognition of inflation effects	(153)	(382)	(218)
Ending balance	(7,597)	(7,232)	(6,150)
Accumulated Depreciation | Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(27,411)	(22,720)	(22,267)
Depreciation for the year	(4,077)	(3,538)	(3,101)
Disposals	1,186	1,233	825
Effects of changes in foreign exchange rates	1,983	(281)	3,087
Changes in value on the recognition of inflation effects	(831)	(2,105)	(1,264)
Ending balance	(29,150)	(27,411)	(22,720)
Accumulated Depreciation | Refrigeration Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,276)	(12,377)	(12,295)
Depreciation for the year	(2,381)	(2,029)	(1,844)
Disposals	1,637	940	1,260
Effects of changes in foreign exchange rates	531	(316)	793
Changes in value on the recognition of inflation effects	(185)	(494)	(291)
Ending balance	(14,674)	(14,276)	(12,377)
Accumulated Depreciation | Returnable Bottles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(22,389)	(16,936)	(15,075)
Depreciation for the year	(4,356)	(3,878)	(3,256)
Disposals	1,698	365	261
Effects of changes in foreign exchange rates	1,433	(818)	1,783
Changes in value on the recognition of inflation effects	(440)	(1,122)	(649)
Ending balance	(24,054)	(22,389)	(16,936)
Accumulated Depreciation | Investments in Fixed Assets in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Effects of changes in foreign exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(296)	(292)	(392)
Depreciation for the year	(35)	(12)	(15)
Disposals	4	14	0
Effects of changes in foreign exchange rates	8	0	117
Changes in value on the recognition of inflation effects	0	(6)	(2)
Ending balance	(319)	(296)	(292)
Accumulated Depreciation | Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(649)	(597)	(550)
Depreciation for the year	(295)	(180)	(148)
Disposals	23	185	1
Effects of changes in foreign exchange rates	43	(13)	114
Changes in value on the recognition of inflation effects	0	(44)	(14)
Ending balance	$ (878)	$ (649)	$ (597)